Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of reconciliation of tax expense and the accounting profit

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Loss before income tax	(226,490)	(169,494)	(153,902)
Statutory tax rate	27.39%	29.04%	28.34%
Expected income tax benefit	62,036	49,226	43,615
Non deductible expenses	(26,063)	(18,826)	(29,513)
Non taxable income	3,874	890	344
Deferred tax asset not recognized	(40,271)	(32,170)	(25,909)
Deferred tax asset (used) / recognized	(151)	(7)	7
Income tax expense	(575)	(887)	(11,456)
Effective tax rate	0.25%	0.52%	7.44%

Schedule of components of income tax expense

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Current tax	(424)	(880)	(11,463)
Deferred tax	(151)	(7)	7
Total Income tax expense	(575)	(887)	(11,456)

Schedule of tax losses available for offsetting against future taxable profits

			As of
			December 31, 2019	December 31, 2018	December 31, 2017
In thousands of EUR			Accumulated tax	Accumulated tax	Accumulated tax
Country	Duration	Rate	loss [gross]	loss [gross]	loss [gross]
Germany	Indefinite	30.2%	(8,961)	—	—
Morocco	4 years	30.0%	(25,342)	(25,848)	(20,569)
Egypt	5 years	22.5%	(90,148)	(61,942)	(17,693)
Nigeria	Indefinite	30.0%	(203,482)	(145,143)	(82,049)
South Africa	Indefinite	28.0%	(34,327)	(28,267)	(23,050)
Kenya	9 Years	30.0%	(64,812)	(39,135)	(28,594)
Ivory Coast	5 years	25.0%	(27,005)	(19,962)	(18,298)
Ghana	3 years	25.0%	(9,848)	(5,228)	(4,791)
Other	N/A	N/A	(63,829)	(32,974)	(51,697)
Total			(527,754)	(358,499)	(246,741)